Summary of Significant Accounting Policies - Schedule of Long-Lived Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 28, 2019
Estimated useful life	15 years	15 years
Long-lived intangible assets	$ 991,000	$ 1,816,000
Accumulated amortization	(254,949)	(239,315)
Net book value	$ 736,051	$ 1,576,685
FireFan Mobile Application [Member]
Estimated useful life	4 years	4 years
Long-lived intangible assets	$ 331,000	$ 331,000
Back Office Software [Member]
Estimated useful life	10 years		10 years
Long-lived intangible assets	$ 408,000	$ 408,000
Tradename/trademark - FireFan [Member]
Estimated useful life	5 years	5 years
Long-lived intangible assets	$ 248,000	$ 248,000
Tradename/trademark - United Games [Member]
Estimated useful life	5 months 12 days	5 months 12 days
Long-lived intangible assets	$ 4,000	$ 4,000
Customer Contracts/relationships [Member]
Estimated useful life	0 years	5 years
Long-lived intangible assets		$ 825,000